Schedule of investments

Delaware Tax-Free Colorado Fund November 30, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.09%
Corporate Revenue Bonds - 1.40%
Denver City & County
(United Airlines Project) 5.00% 10/1/32 (AMT)	415,000	$453,060
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	1,750,000	2,657,480
		3,110,540
Education Revenue Bonds - 12.80%
Board of Governors of the Colorado State University
System Enterprise Revenue
Series A 5.00% 3/1/43	2,480,000	3,438,520
Board of Trustees For Colorado Mesa University Enterprise
Revenue
Series B 5.00% 5/15/44	1,000,000	1,227,720
Series B 5.00% 5/15/49	750,000	915,990
Colorado Educational & Cultural Facilities Authority
Revenue
(Academy Charter School Project) 5.50% 5/1/36 (AGC)	2,280,000	2,286,407
(Alexander Dawson School-Nevada Project) 5.00%
5/15/29	1,490,000	1,776,035
(Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	534,555
Series A 144A 5.25% 7/1/46 #	1,350,000	1,441,219
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45 #	1,300,000	1,356,914
(Charter School Project) 5.00% 7/15/37	1,150,000	1,240,033
(Community Leadership Academy, Inc. Second Campus
Project) 7.45% 8/1/48	1,000,000	1,132,350
(Johnson & Wales University) Series A 5.25% 4/1/37	1,790,000	1,928,671
(Liberty Common Charter School Project) Series A
5.00% 1/15/39	1,000,000	1,095,010
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	471,771
5.00% 12/1/42	540,000	561,276
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	625,000	673,925
144A 5.00% 7/1/46 #	500,000	531,625
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	768,978
(Science Technology Engineering and Math School
Project)
5.00% 11/1/54	1,500,000	1,608,060
5.00% 11/1/44	890,000	943,542
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	913,423
144A 5.50% 7/1/49 #	870,000	926,689

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Schedule of investments

Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority
Revenue
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	$447,680
Series A 4.00% 3/1/36	550,000	614,103
(University of Lab Charter School) 5.00% 12/15/45	500,000	535,020
(Vail Mountain School Project) 4.00% 5/1/46	80,000	81,850
(Windsor Charter Academy Project) 144A 5.00%
9/1/46 #	890,000	901,801
		28,353,167
Electric Revenue Bonds - 3.41%
Loveland Colorado Electric & Communications Enterprise
Revenue
Series A 5.00% 12/1/44	2,185,000	2,651,213
Platte River Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	4,039,893
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	465,000	356,887
Series WW 5.00% 7/1/28 ‡	660,000	506,550
		7,554,543
Healthcare Revenue Bonds - 26.37%
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00%
11/15/43	4,000,000	4,474,920
(American Baptist)
7.625% 8/1/33	150,000	169,171
8.00% 8/1/43	1,000,000	1,132,190
(Bethesda Project) Series A-1 5.00% 9/15/48	2,250,000	2,524,500
(Cappella of Grand Junction Project) 144A 5.00%
12/1/54 #	1,000,000	1,034,190
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,573,020
6.375% 1/1/41	1,000,000	1,078,800
(CommonSpirit Health)
Series A-1 4.00% 8/1/39	2,000,000	2,182,260
Series A-1 4.00% 8/1/44	2,000,000	2,154,760
Series A-2 4.00% 8/1/49	1,000,000	1,068,170
Series A-2 5.00% 8/1/38	1,500,000	1,794,630
Series A-2 5.00% 8/1/39	1,500,000	1,790,100
Series A-2 5.00% 8/1/44	2,000,000	2,363,040

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Covenant Retirement Communities)
Series A 5.00% 12/1/33	4,000,000	$4,324,280
Series A 5.00% 12/1/35	1,000,000	1,132,070
(Craig Hospital Project) 5.00% 12/1/32	3,500,000	3,804,395
(Frasier Meadows Retirement Community Project)
Series A 5.25% 5/15/37	485,000	556,314
Series B 5.00% 5/15/48	660,000	694,973
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	2,000,000	2,228,520
(National Jewish Health Project) 5.00% 1/1/27	300,000	314,328
(Sanford Health) Series A 5.00% 11/1/44	4,500,000	5,410,980
(SCL Health System)
Series A 4.00% 1/1/37	2,150,000	2,448,377
Series A 4.00% 1/1/38	3,895,000	4,416,385
Series A 5.00% 1/1/44	3,050,000	3,389,099
(Sunny Vista Living Center)
Series A 144A 6.25% 12/1/50 #	935,000	995,392
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,170,940
(Valley View Hospital Association Project) Series A
4.00% 5/15/35	685,000	749,671
Denver Health & Hospital Authority Health Care Revenue
Series A 4.00% 12/1/39	1,000,000	1,104,770
Series A 4.00% 12/1/40	250,000	274,993
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,945,000	2,028,810
		58,384,048
Housing Revenue Bonds - 0.09%
Colorado Housing & Finance Authority
(Single Family Program Class 1)
Series AA 4.50% 5/1/23 (GNMA)	95,000	95,783
Series AA 4.50% 11/1/23 (GNMA)	95,000	95,774
		191,557
Lease Revenue Bonds - 3.11%
Aurora Certificates of Participation
Series A 5.00% 12/1/30	2,370,000	2,370,000
Colorado Department of Transportation
Certificates of Participation
5.00% 6/15/34	660,000	784,450
5.00% 6/15/36	1,055,000	1,248,814

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Schedule of investments

Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Denver Health & Hospital Authority
4.00% 12/1/38	750,000	$823,665
Regional Transportation District Certificates of
Participation
Series A 5.00% 6/1/33	1,500,000	1,667,235
		6,894,164
Local General Obligation Bonds - 10.44%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	338,430
4.00% 12/1/31	1,000,000	1,125,880
5.00% 12/1/32	500,000	619,880
Arapahoe County School District No. 6 Littleton
(Littleton Public Schools)
Series A 5.50% 12/1/33	1,000,000	1,311,010
Series A 5.50% 12/1/38	350,000	452,403
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,335,287
Boulder Valley School District No. Re-2 Boulder
Series A 4.00% 12/1/48	1,370,000	1,540,839
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33	1,000,000	1,122,520
Commerce City Northern Infrastructure General
Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,339,136
Denver International Business Center
Metropolitan District No. 1
5.00% 12/1/30	350,000	357,879
Eaton Area Park & Recreation District
5.25% 12/1/34	360,000	380,387
5.50% 12/1/38	455,000	483,451
El Paso County School District No 2. Harrison
5.00% 12/1/38	1,000,000	1,246,830
Grand River Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,245,950
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,496,463
Leyden Rock Metropolitan District No. 10
Series A 5.00% 12/1/45	1,000,000	1,049,300
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	1,000,000	1,050,460

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Weld County Reorganized School District No. Re-8
5.00% 12/1/31	990,000	$1,206,266
5.00% 12/1/32	660,000	802,072
Weld County School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,212,070
Weld County School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,409,000
		23,125,513
Pre-Refunded Bonds - 7.87%
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)
Series A 5.00% 2/1/41-21 §	2,250,000	2,349,067
Series A 5.25% 2/1/33-21 §	1,000,000	1,046,900
Series A 5.25% 1/1/45-23 §	2,000,000	2,241,440
(NCMC Project) 4.00% 5/15/32-26 §	2,000,000	2,326,320
(The Evangelical Lutheran Good Samaritan Society
Project) 5.625% 6/1/43-23 §	1,150,000	1,325,766
(Total Long-Term Care National Obligated Group
Project)
Series A 6.00% 11/15/30-20 §	2,365,000	2,472,347
Series A 6.25% 11/15/40-20 §	750,000	785,813
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40-20 §	2,500,000	2,608,525
University of Colorado
Series A 5.00% 6/1/33-23 §	2,000,000	2,263,000
		17,419,178
Special Tax Revenue Bonds - 20.69%
Broomfield Colorado Sales & Use Tax Revenue
5.00% 12/1/33	1,000,000	1,234,920
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	780,615
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,688,730
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	3,021,467
Denver International Business Center
Metropolitan District No. 1
5.375% 12/1/35	1,750,000	1,791,825
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	1,375,000	1,461,735

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Schedule of investments

Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,250,000	$1,304,663
Series A 5.25% 1/1/36	1,675,000	1,761,698
Lincoln Park Metropolitan District
5.00% 12/1/46 (AGM)	1,000,000	1,180,520
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,323,671
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41 #	1,000,000	1,058,250
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	3,445,000	3,565,058
Series A-1 5.00% 7/1/58	2,662,000	2,797,097
Series A-2 4.536% 7/1/53	3,000,000	3,048,090
Regional Transportation District
(Denver Transit Partners Eagle P3 Project)
6.00% 1/15/34	1,450,000	1,483,249
6.00% 1/15/41	2,400,000	2,455,032
Certificates of Participation
Series A 5.375% 6/1/31	1,540,000	1,569,984
Regional Transportation District Sales Tax Revenue
(Fastracks Project)
Series A 5.00% 11/1/30	670,000	820,214
Series A 5.00% 11/1/31	1,495,000	1,824,767
Series A 5.00% 11/1/36	2,750,000	3,309,377
Series B 5.00% 11/1/33	1,865,000	2,308,497
Solaris Metropolitan District No. 3
(Limited Tax Convertible) Series A 5.00% 12/1/46	500,000	524,205
Southlands Metropolitan District No. 1
Series A-1 5.00% 12/1/37	300,000	340,998
Series A-1 5.00% 12/1/47	700,000	785,092
Sterling Ranch Community Authority Board
Series A 5.75% 12/1/45	975,000	1,017,929
Tallyns Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38	740,000	789,010
Thornton Development Authority
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	560,107
Series B 5.00% 12/1/36	810,000	934,797

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Virgin Islands Public Finance Authority
(Matching Fund Loan Senior Lien)
5.00% 10/1/29 (AGM)	1,000,000	$1,065,500
		45,807,097
Transportation Revenue Bonds - 10.45%
Colorado High Performance Transportation Enterprise
Revenue
(C-470 Express Lanes) 5.00% 12/31/56	2,000,000	2,182,240
(Senior U. S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,320,252
Denver City & County Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	400,000	431,808
Series A 5.00% 11/15/30 (AMT)	1,750,000	2,121,577
Series A 5.00% 12/1/48 (AMT)	2,000,000	2,362,480
Series B 5.00% 11/15/30	1,000,000	1,099,930
Series B 5.00% 11/15/32	1,000,000	1,098,410
Series B 5.00% 11/15/37	8,000,000	8,762,960
E-470 Public Highway Authority
Series C 5.25% 9/1/25	690,000	710,383
Series C 5.375% 9/1/26	2,000,000	2,059,380
		23,149,420
Water & Sewer Revenue Bonds - 2.46%
Arapahoe County Water & Wastewater Authority
4.00% 12/1/37	1,000,000	1,155,170
4.00% 12/1/38	1,845,000	2,125,514
Dominion Water & Sanitation District
6.00% 12/1/46	750,000	802,223
Douglas County Centennial Water & Sanitation District
4.00% 12/1/38	500,000	569,170
Guam Government Waterworks Authority Water &
Wastewater System Revenue
5.00% 7/1/37	675,000	784,505
		5,436,582
Total Municipal Bonds (cost $207,842,937)		219,425,809

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Schedule of investments

Delaware Tax-Free Colorado Fund (Unaudited)

	Number of shares	Value (US $)
Short-Term Investments – 0.39%
Money Market Mutual Fund - 0.03%
Dreyfus AMT-Free Tax Exempt Cash Management Fund -
Institutional Shares (seven-day effective yield 1.01%)	53,459	$53,459
		53,459
	Principal amount°
Variable Rate Demand Notes - 0.36%¤
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Bond Program)
Series B-4 1.18% 12/1/35 (LOC-TD Bank N. A. )	100,000	100,000
Denver City & County
Series A-2 1.18% 12/1/29
(SPA - JPMorgan Chase Bank N. A. )	700,000	700,000
		800,000
Total Short-Term Investments (cost $853,459)		853,459

Total Value of Securities – 99.48%
(cost $208,696,396)		220,279,268
Receivables and Other Assets Net of Liabilities – 0.52%		1,158,563
Net Assets Applicable to 19,514,176 Shares Outstanding – 100.00%		$221,437,831

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Nov. 30, 2019, the aggregate value of Rule 144A securities was $11,691,654, which represents
5.28% of the Fund’s net assets.

¤ Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2019.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡ Non-income producing security. Security is currently in default.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
GNMA – Government National Mortgage Association collateral

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(Unaudited)

Summary of abbreviations: (continued)
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

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